GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 261,450	$ 252,845	$ 273,986
Property and equipment, net	10,918	15,649
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	195,903	197,440	213,471
Property and equipment, net	2,545	3,997
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	50,669	46,858	48,146
Property and equipment, net	500	459
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	14,878	8,547	$ 12,369
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 7,873	$ 11,193